Equity-Based Compensation (Tables)	12 Months Ended
Oct. 03, 2020
Share-based Payment Arrangement [Abstract]
Weighted Average Assumptions used in Option-Valuation Model
The weighted average assumptions used in the option-valuation model were as follows:

	2020	2019	2018
Risk-free interest rate	1.8%	2.8%	2.4%
Expected volatility	23%	23%	23%
Dividend yield	1.36%	1.61%	1.57%
Termination rate	5.8%	4.8%	4.8%
Exercise multiple	1.83	1.75	1.75

Impact of Stock Options and Restricted Stock Units on Income
Compensation expense related to stock options and RSUs is as follows:

	2020	2019	2018
Stock option	$101	$84	$87
RSUs(1)	424	627	306
Total equity-based compensation expense(2)	525	711	393
Tax impact	(118)	(161)	(99)
Reduction in net income	$407	$550	$294
Equity-based compensation expense capitalized during the period	$87	$81	$70
(1)Fiscal 2019 includes a $164 million charge for acceleration of TFCF performance RSUs converted to Company RSUs in connection with the TFCF acquisition (see Note 4).
(2)Equity-based compensation expense is net of capitalized equity-based compensation and estimated forfeitures and excludes amortization of previously capitalized equity-based compensation costs.

Information about Stock Option Transactions
The following table summarizes information about stock option transactions in fiscal 2020 (shares in millions):

	Shares	Weighted Average Exercise Price
Outstanding at beginning of year	23	$90.05
Awards forfeited	(1)	127.94
Awards granted	4	147.04
Awards exercised	(3)	80.17
Outstanding at end of year	23	$101.41
Exercisable at end of year	13	$84.50

Information about Stock Options Vested and Expected to Vest
The following tables summarize information about stock options vested and expected to vest at October 3, 2020 (shares in millions):

			Vested
Range of Exercise Prices			Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Years of Contractual Life
$0	—	$50	2	$40.54	1.2
$51	—	$80	3	61.03	2.7
$81	—	$110	4	98.65	5.3
$111	—	$140	4	112.32	6.5
			13

			Expected to Vest
Range of Exercise Prices			Number of Options(1)	Weighted Average Exercise Price	Weighted Average Remaining Years of Contractual Life
$100	—	$125	5	$110.06	7.6
$126	—	$150	4	147.84	9.2
			9
(1)Number of options expected to vest is total unvested options less estimated forfeitures.

Information about Restricted Stock Unit Transactions
The following table summarizes information about RSU transactions in fiscal 2020 (shares in millions):

	Units	Weighted Average Grant-Date Fair Value
Unvested at beginning of year	12	$110.84
Granted(1)	6	142.77
Vested	(5)	108.13
Forfeited	(1)	117.25
Unvested at end of year (2)(3)	12	$128.56
(1)Includes 0.2 million Performance RSUs.
(2)Includes 1.4 million Performance RSUs.
(3)Excludes Performance RSUs issued in September 2018 and December 2019, for which vesting is subject to service conditions and the number of units vesting is subject to the discretion of the CEO. At October 3, 2020, the maximum number of these Performance RSUs that could be issued upon vesting is 0.1 million.